                      SUPPLEMENT DATED OCTOBER 2, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

BlackRock Variable Series Funds, Inc. (formerly, FAM Variable Series Funds,
Inc.)

Effective on or about October 2, 2006, FAM Variable Series Funds, Inc. and its portfolios will change their names as indicated in the following table:

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                     Old Name                                              New Name
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
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FAM Variable Series Funds, Inc.                      BlackRock Variable Series Funds, Inc.
 Mercury Basic Value V.I. Fund -- Class III           BlackRock Basic Value V.I. Fund -- Class III
 Mercury Global Allocation V.I. Fund -- Class III     BlackRock Global Allocation V.I. Fund -- Class III
 Mercury Large Cap Growth V.I. Fund -- Class III      BlackRock Large Cap Growth V.I. Fund -- Class III
 Mercury Value Opportunities V.I. Fund -- Class III   BlackRock Value Opportunities V.I. Fund -- Class III
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

Accordingly, all references in the prospectus to FAM Variable Series Funds, Inc. and its portfolios are revised to reflect the new names.

Effective on or about September 29, 2006, the name of the portfolios' adviser, Merrill Lynch Investment Managers, L.P., d/b/a Mercury Advisors, will change to BlackRock Advisors, LLC. In addition, BlackRock Investment Management, LLC will serve as investment sub-adviser to all four portfolios. BlackRock Asset Management U.K. Limited will also serve as an investment sub-adviser to the BlackRock Global Allocation V.I. Fund. The prospectus is revised accordingly.

Columbia Funds Variable Insurance Trust I

Effective on or about October 2, 2006, the existing share class of the Columbia Marsico Growth Fund, Variable Series, will be redesignated as Class A shares and the Rule 12b-1 fees will be eliminated. In addition, the existing share class of the Columbia Marsico International Opportunities Fund, Variable Series, will be converted to Class B shares. All references in the prospectus to the funds are revised accordingly.